SHAREHOLDERS' EQUITY - Non-controlling interest (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interest
Non-controlling interest opening balance	₽ (4,079)
Dividends to non-controlling interest	1,165	₽ 1,175	₽ 1,120
Acquisitions under common control	5,849
Non-controlling interest closing balance	(12,291)	(4,079)
Statement of financial position
Current assets	268,934	146,032
Non-current assets	647,059	405,038
Current liabilities	(295,471)	(156,671)
Non-current liabilities	(542,957)	(270,194)
Income statement
Revenue, gross of intercompany	(480,293)	(442,911)	(435,692)
Profit for the year, gross of intercompany	(7,832)	(56,590)	(48,450)
Non-controlling interests
Non-controlling interest
Dividends to non-controlling interest	1,165	1,175	1,120
Acquisitions under common control	8,320
Income statement
Profit for the year, gross of intercompany	(984)	(548)	24
MGTS Group
Non-controlling interest
Non-controlling interest opening balance	(4,180)	(4,787)	(5,191)
Profit for the year attributable to non-controlling interest	(619)	(554)	(727)
Dividends to non-controlling interest	1,165	1,175	1,120
Other	(15)	(14)	11
Non-controlling interest closing balance	(3,649)	(4,180)	(4,787)
MGTS Group | Non-controlling interests
Statement of financial position
Current assets	123,879	22,595
Non-current assets	84,093	42,204
Current liabilities	(141,359)	(8,959)
Non-current liabilities	(18,269)	(7,250)
Income statement
Revenue, gross of intercompany	(51,246)	(39,565)	(40,210)
Profit for the year, gross of intercompany	(11,314)	(9,719)	₽ (12,167)
MTS Bank
Non-controlling interest
Non-controlling interest opening balance	(378)
Profit for the year attributable to non-controlling interest	(8,320)
Acquisitions under common control	₽ 8,698
Non-controlling interest closing balance		₽ (378)